Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
1
Shares Security Description Value
Common Stock - 98.5%
Business Services / Industrials - 1.2%
11,005 ASGN, Inc.
(a)
$ 1,284,394
Consumer Discretionary - 12.3%
47,040 Bloomin' Brands, Inc. 1,032,058
11,885 Boot Barn Holdings, Inc.
(a)
1,126,579
45,460 Dave & Buster's Entertainment,
Inc.
(a)
2,232,086
23,735 Dutch Bros, Inc.
(a)
1,311,834
50,875 European Wax Center, Inc.,
Class A
(a)
1,503,865
60,400 Lindblad Expeditions Holdings,
Inc.
(a)
910,832
13,005 Planet Fitness, Inc., Class A
(a)
1,098,662
27,190 Red Rock Resorts, Inc., Class A 1,320,346
30,560 Ruth's Hospitality Group, Inc. 699,213
9,425 Skyline Champion Corp.
(a)
517,244
27,705 Steven Madden, Ltd. 1,070,521
21,080 Xponential Fitness, Inc.
(a)
494,115
13,317,355
Consumer Staples - 3.7%
16,165 Freshpet, Inc.
(a)
1,659,175
47,065 Sovos Brands, Inc.
(a)
667,382
18,020 Sprouts Farmers Market, Inc.
(a)
576,280
34,080 The Chefs' Warehouse, Inc.
(a)
1,111,008
4,013,845
Energy - 3.4%
40,485 Magnolia Oil & Gas Corp. 957,470
30,530 Matador Resources Co. 1,617,479
59,945 US Silica Holdings, Inc.
(a)
1,118,574
3,693,523
Financials - 4.3%
34,860 ConnectOne Bancorp, Inc. 1,115,869
2,710 Kinsale Capital Group, Inc. 617,934
66,680 The Bancorp, Inc.
(a)
1,889,044
26,530 Veritex Holdings, Inc. 1,012,650
4,635,497
Health-Care - 19.0%
9,895 Apellis Pharmaceuticals, Inc.
(a)
502,765
25,820 Axonics, Inc.
(a)
1,616,332
78,080 BioCryst Pharmaceuticals, Inc.
(a)
1,269,581
42,450 ChemoCentryx, Inc.
(a)
1,064,221
17,075 Cutera, Inc.
(a)
1,178,175
19,550 Cytokinetics, Inc.
(a)
719,635
34,370 Figs, Inc.
(a)
739,642
8,670 HealthEquity, Inc.
(a)
584,705
11,585 Inari Medical, Inc.
(a)
1,050,064
37,460 Intra-Cellular Therapies, Inc.
(a)
2,292,177
13,465 iRhythm Technologies, Inc.
(a)
2,120,334
Shares Security Description Value
Health-Care - 19.0% (continued)
29,950 Pacira BioSciences, Inc.
(a)
$ 2,285,784
79,620 SI-BONE, Inc.
(a)
1,799,412
14,725 STAAR Surgical Co.
(a)
1,176,675
33,615 Supernus Pharmaceuticals, Inc.
(a)
1,086,437
26,825 Vericel Corp.
(a)
1,025,252
20,511,191
Health-Care Equipment & Services - 12.2%
30,455 Acadia Healthcare Co., Inc.
(a)
1,995,716
13,610 AMN Healthcare Services, Inc.
(a)
1,419,931
9,270 Biohaven Pharmaceutical Holding
Co., Ltd.
(a)
1,099,144
12,215 Inspire Medical Systems, Inc.
(a)
3,135,468
15,825 OptimizeRx Corp.
(a)
596,761
24,455 OrthoPediatrics Corp.
(a)
1,320,326
10,690 Shockwave Medical, Inc.
(a)
2,216,679
12,145 Tandem Diabetes Care, Inc.
(a)
1,412,342
13,196,367
Industrials - 15.9%
6,985 Acuity Brands, Inc. 1,322,260
14,785 Advanced Drainage Systems, Inc. 1,756,606
3,530 Allegiant Travel Co.
(a)
573,237
11,370 Casella Waste Systems, Inc.
(a)
996,580
9,630 Chart Industries, Inc.
(a)
1,654,145
16,670 Clean Harbors, Inc.
(a)
1,861,039
10,090 Dycom Industries, Inc.
(a)
961,173
20,540 Fluor Corp.
(a)
589,293
19,185 Kirby Corp.
(a)
1,384,965
7,675 Kornit Digital, Ltd.
(a)
634,646
6,210 ManTech International Corp.,
Class A 535,240
24,475 Montrose Environmental Group,
Inc.
(a)
1,295,462
5,745 RBC Bearings, Inc.
(a)
1,113,841
4,595 Saia, Inc.
(a)
1,120,353
28,280 Sun Country Airlines Holdings,
Inc.
(a)
740,370
7,750 Titan Machinery, Inc.
(a)
219,015
2,180 TopBuild Corp.
(a)
395,430
17,153,655
Information Technology - 14.0%
7,295 CyberArk Software, Ltd.
(a)
1,231,031
24,975 DigitalOcean Holdings, Inc.
(a)
1,444,804
10,755 Fabrinet
(a)
1,130,673
33,300 FormFactor, Inc.
(a)
1,399,599
24,045 II-VI, Inc.
(a)
1,743,022
22,735 PagerDuty, Inc.
(a)
777,310
11,110 SiTime Corp.
(a)
2,753,280
24,260 Sprout Social, Inc., Class A
(a)
1,943,711
114,180 UserTesting, Inc.
(a)
1,220,584

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
2
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized
as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. The level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE
FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.
Shares Security Description Value
Information Technology - 14.0% (continued)
55,255 Veeco Instruments, Inc.
(a)
$ 1,502,384
15,146,398
Materials - 4.0%
18,670 Aspen Aerogels, Inc.
(a)
643,742
70,630 Livent Corp.
(a)
1,841,324
31,775 MP Materials Corp.
(a)
1,821,978
4,307,044
Real Estate - 0.5%
9,490 National Storage Affiliates Trust
REIT 595,593
Technology - 8.0%
134,670 Extreme Networks, Inc.
(a)
1,644,321
9,120 Impinj, Inc.
(a)
579,485
46,465 Instructure Holdings, Inc.
(a)
932,088
9,200 Lattice Semiconductor Corp.
(a)
560,740
4,075 Manhattan Associates, Inc.
(a)
565,243
36,160 MaxLinear, Inc.
(a)
2,109,936
10,635 Rapid7, Inc.
(a)
1,183,037
5,460 Synaptics, Inc.
(a)
1,089,270
8,664,120
Total Common Stock (Cost $101,668,403) 106,518,982
Shares Security Description Value
Money Market Fund - 1.7%
1,881,750 First American Treasury
Obligations Fund,
Class X, 0.01%
(b)
(Cost $1,881,750) 1,881,750
Investments, at value - 100.2% (Cost
$103,550,153) $ 108,400,732
Other Assets & Liabilities, Net - (0.2)% (228,555)
Net Assets - 100.0% $ 108,172,177
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of March 31, 2022.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 106,518,982
Level 2 - Other Significant Observable Inputs 1,881,750
Level 3 - Significant Unobservable Inputs –
Total $ 108,400,732